Long-Term Debt - Narrative (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Debt Instrument
Commercial paper	$ 283,500,000		$ 0
Revolving credit facility | Letter of Credit | WGL Holdings
Debt Instrument
Credit facility maximum borrowing capacity	250,000,000		650,000,000.0
Amount outstanding		$ 0
Revolving credit facility | Letter of Credit | Washington Gas
Debt Instrument
Credit facility maximum borrowing capacity	450,000,000		$ 350,000,000.0
Amount outstanding	$ 0